Related Party Disclosures	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTY DISCLOSURES
12.
RELATED PARTY DISCLOSURES

Key management, including the Board of Directors and the executive management team, compensation were:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Salaries, cash compensation and other short-term benefits	1,305	1,349	3,060	2,334
Pension	130	104	235	196
Share-based compensation expense	3,322	2,792	4,844	3,707
Total	4,757	4,245	8,139	6,237

Salaries, cash compensation and other short-term benefits include social security and board member fees.

The number of key management individuals reported as receiving compensation in the table above remained constant at 9 for the three and six months ended June 30, 2025 as compared to the three and six months ended June 30, 2024. The number of individuals receiving compensation for service on the Board of Directors as reported in the table above decreased from 5 to 4 for the three and six months ended June 30, 2025 as compared to the three and six months ended June 30, 2024.